Right-of-Use assets and Finance Lease Liabilities	12 Months Ended
Dec. 31, 2024
Right-of-Use assets and Finance Lease Liabilities [Abstract]
Right-of-Use assets and Finance Lease Liabilities
6.	Right-of-Use assets and Finance Lease Liabilities:

The annual lease payments under the Nisea bareboat charter agreement are as follows:

Twelve month periods ending December 31,	Amount
2025	2,920
2026	17,092
Total undiscounted lease payments	20,012
Less: Discount based on incremental borrowing rate	(1,042)
Present value of finance lease liabilities	18,970

Finance lease liabilities, current	2,032
Finance lease liabilities, non-current	16,938
Present value of finance lease liabilities	18,970

The weighted average remaining lease term for Nisea bareboat charter was 1.19 years as of December 31, 2024.

The weighted average incremental borrowing rate for Nisea bareboat charters was 5.08% as of December 31, 2024.

On March 6, 2024, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Kamsarmax vessel, the Nisea. The vessel was delivered to the Company on September 10, 2024 under an 18-month bareboat charter plus 30-days in lessee’s option at a daily rate of $8. The Company made a down payment of $3,750 upon signing of the bareboat charter agreement and a payment of $3,750 upon commencement of the bareboat charter. At the end of the 18-month bareboat period, the Company has an option to purchase the vessel for $16,620. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 5.08%. The Company recognized a finance lease liability of $19,651 and a corresponding right-of-use asset of $28,006 which also includes $855 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the year ended December 31, 2024, the amortization of the right-of-use asset amounted to $446 and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $295 (Note 13). As of December 31, 2024, the right-of-use amounted to $27,560 and is presented under “Right-of-use assets” in the accompanying consolidated balance sheets.

On April 19, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Synthesea. The vessel was delivered to the Company on August 1, 2023 under a 12-month bareboat charter plus 30-days in lessee’s option at a daily rate of $8. The Company made a down payment of $3,500 on signing of the bareboat charter agreement and a payment of $3,500 upon commencement of the bareboat charter. At the end of the 12-month bareboat period, the Company exercised its option to purchase the vessel for $17,100. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 5.59%. The Company recognized a finance lease liability of $19,048 and a corresponding right-of-use asset of $26,859 which also included $811 of initial direct costs. The amount of the right-of-use-asset is amortized on a straight-line method based on the estimated useful life of the vessel. During the years ended December 31, 2024 and 2023, the amortization of the right-of-use asset amounted to $705 and $679, respectively and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the years ended December 31, 2024 and 2023 amounted to $557 and $422, respectively (Note 13). As of December 31, 2023, the right-of-use amounted to $26,180 and is presented under “Right-of-use assets” in the accompanying consolidated balance sheets. On August 1, 2024, following the exercise of the purchase option mentioned above, an amount of $25,475 was derecognized from “Right-of-use assets” and recognized as “Vessels, net” in the accompanying consolidated balance sheet (Note 5).

On February 9, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Chrisea. The vessel was delivered to the Company on February 21, 2023 under an 18-month bareboat charter plus 30-days in lessee’s option at a daily rate of approximately $7. The Company made a down payment of $3,500 on signing of the bareboat charter agreement and a payment of $3,500 upon commencement of the bareboat charter. At the end of the 18-month bareboat period, the Company exercised its option to purchase the vessel for $12,360. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 6.19%. The Company recognized a finance lease liability of $15,124 and a corresponding right-of-use asset of $22,824 which also included $700 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the years ended December 31, 2024 and 2023, the amortization of the right-of-use asset amounted to $580 and $1,298, respectively, and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the years ended December 31, 2024 and 2023 amounted to $493 and $735, respectively (Note 13). As of December 31, 2023, the right-of-use amounted to $21,526 and is presented under “Right-of-use assets” in the accompanying consolidated balance sheets. On August 21, 2024, following the exercise of the purchase option mentioned above, an amount of $20,946 was derecognized from “Right-of-use assets” and recognized as “Vessels, net” in the accompanying consolidated balance sheet (Note 5).